Form N-1A Supplement	Feb. 03, 2025
Virtus Newfleet Floating Rate MACS
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Newfleet Floating Rate MACS (the “Fund”),

a series of Virtus Managed Account Completion Shares (MACS) Trust (the “Trust”)

Supplement dated June 26, 2025 to the Fund’s Summary Prospectus and the Trust’s Statutory Prospectus,

each dated February 3, 2025

Investors should retain this supplement with the Prospectuses for future reference.